Leasing Arrangements - Schedule Of Operating Lease Costs Variable And Fixed (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Fixed lease costs	$ 604,459	$ 656,493	$ 1,206,892	$ 1,314,407	$ 2,596,240	$ 2,198,363
Variable lease costs	127,749	112,246	253,850	242,320	467,030	359,293
Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	604,160	655,967	1,206,200	1,313,296	2,594,125	2,192,157
Variable lease costs	125,094	111,285	252,291	240,418	463,962	357,391
Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	299	526	692	1,111	2,115	6,206
Variable lease costs	2,655	961	1,559	1,902	3,068	1,902
Location Operating Expenses [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	516,824	566,746	1,058,557	1,126,496	2,285,127	1,615,601
Variable lease costs	115,905	106,466	231,697	228,607	441,313	317,160
Location Operating Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	516,535	566,228	1,057,898	1,125,402	2,283,042	1,612,658
Variable lease costs	114,412	105,520	231,018	226,784	438,436	315,258
Location Operating Expenses [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	289	518	659	1,094	2,085	2,943
Variable lease costs	1,493	946	679	1,823	2,877	1,902
Pre Opening Location Expenses [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	35,417	71,312	61,320	148,150	243,298	507,591
Variable lease costs	5,312	3,565	9,976	9,483	16,416	35,281
Pre Opening Location Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	35,411	71,312	61,313	148,150	243,298	507,591
Variable lease costs	5,280	3,565	10,008	9,483	16,376	35,281
Pre Opening Location Expenses [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	6	0	7	0	0	0
Variable lease costs	32	0	32	0	40	0
Selling, General and Administrative Expenses [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	8,948	18,073	17,167	39,351	67,202	75,027
Variable lease costs	1,058	2,127	2,155	4,144	8,559	6,852
Selling, General and Administrative Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	8,944	18,065	17,159	39,334	67,172	71,764
Variable lease costs	1,034	2,112	2,083	4,065	8,408	6,852
Selling, General and Administrative Expenses [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	4	8	8	17	30	3,263
Variable lease costs	24	15	72	79	151	0
Restructuring And Other Related Costs [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	43,270	362	69,848	410	613	144
Variable lease costs	5,474	88	10,022	86	742	0
Restructuring And Other Related Costs [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	43,270	362	69,830	410	613	144
Variable lease costs	4,368	88	9,182	86	742	0
Restructuring And Other Related Costs [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	0	0	18	0	0	0
Variable lease costs	$ 1,106	$ 0	$ 840	$ 0	$ 0	$ 0